UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nokomis Capital, L.L.C.
Address: 2305 Cedar Springs Road
         Suite 420
         Dallas, Texas  75201

13F File Number:  028-14850

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brett Hendrickson
Title:     Managing Member
Phone:     972.590.4100

Signature, Place, and Date of Signing:

 /s/ Brett Hendrickson     Dallas, Texas/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $324,750 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE HEALTHCARE SRVCS IN   COM NEW          018606202     2125  1507007 SH       SOLE                  1507007
ALPHA & OMEGA SEMICONDUCTOR    SHS              G6331P104     8893  1032875 SH       SOLE                  1032875
AOL INC                        COM              00184X105    16049   455556 SH       SOLE                   455556
API TECHNOLOGIES CORP          COM NEW          00187E203     1666   580482 SH       SOLE                   580482
APPLE INC                      COM              037833100     5525     8282 SH       SOLE                     8282
BOFI HLDG INC                  COM              05566U108     3612   138658 SH       SOLE                   138658
CARMIKE CINEMAS INC            COM              143436400     8879   787174 SH       SOLE                   787174
CROCS INC                      COM              227046109     7701   475096 SH       SOLE                   475096
DENNYS CORP                    COM              24869P104     1808   373556 SH       SOLE                   373556
DORAL FINL CORP                COM NEW          25811P886     2777  2952286 SH       SOLE                  2952286
DSP GROUP INC                  COM              23332B106     6237  1050077 SH       SOLE                  1050077
ECHOSTAR CORP                  CL A             278768106    19836   692110 SH       SOLE                   692110
EPL OIL & GAS INC              COM              26883D108     2070   102015 SH       SOLE                   102015
EVOLUTION PETROLEUM CORP       COM              30049A107    11181  1383755 SH       SOLE                  1383755
EXTREME NETWORKS INC           COM              30226D106     5950  1776022 SH       SOLE                  1776022
HAWAIIAN TELCOM HOLDCO INC     COM              420031106     8914   502757 SH       SOLE                   502757
HELMERICH & PAYNE INC          COM              423452101     3252    68295 SH       SOLE                    68295
HOUSTON AMERN ENERGY CORP      COM              44183U100     1787  1985545 SH       SOLE                  1985545
INTERDIGITAL INC               COM              45867G101     8938   239814 SH       SOLE                   239814
KOHLS CORP                     COM              500255104     5372   104882 SH       SOLE                   104882
KRATOS DEFENSE & SEC SOLUTIO   COM NEW          50077B207     5669   970727 SH       SOLE                   970727
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    11110   206920 SH       SOLE                   206920
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     5481   221710 SH       SOLE                   221710
MAXLINEAR INC                  CL A             57776J100     5914   884001 SH       SOLE                   884001
MIPS TECHNOLOGIES INC          COM              604567107     5870   794270 SH       SOLE                   794270
PERION NETWORK LTD             SHS              M78673106     2267   322866 SH       SOLE                   322866
PIONEER ENERGY SVCS CORP       COM              723664108    11675  1498676 SH       SOLE                  1498676
SEAGATE TECHNOLOGY PLC         SHS              G7945M107     2726    88043 SH       SOLE                    88043
SHOE CARNIVAL INC              COM              824889109     6272   266552 SH       SOLE                   266552
SPDR GOLD TRUST                GOLD SHS         78463V107      542     3152 SH       SOLE                     3152
SPDR S&P 500 ETF TR            TR UNIT          78462F103    36901   256300 SH  PUT  SOLE                   256300
STONE ENERGY CORP              COM              861642106     7211   287066 SH       SOLE                   287066
TRANSATLANTIC PETROLEUM LTD    SHS              G89982105     6044  5783723 SH       SOLE                  5783723
TRIQUINT SEMICONDUCTOR INC     COM              89674K103     9097  1804900 SH       SOLE                  1804900
TRUE RELIGION APPAREL INC      COM              89784N104     5461   256017 SH       SOLE                   256017
UNITED STATES OIL FUND LP      UNITS            91232N108    24451   716600 SH  CALL SOLE                   716600
VENOCO INC                     COM              92275P307     5373   452249 SH       SOLE                   452249
WINDSTREAM CORP                COM              97381W104    17232  1707842 SH       SOLE                  1707842
WPX ENERGY INC                 COM              98212B103     3692   222522 SH       SOLE                   222522
XO GROUP INC                   COM              983772104     8449  1011905 SH       SOLE                  1011905
XYRATEX LTD                    COM              G98268108    10741  1171315 SH       SOLE                  1171315